Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Concentration of Risk [Line Items]
Revenue	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Cost of sales	84,102,118	$ 18,791,669	130,201,026	54,825,100
Customer Concentration [Member]
Concentration of Risk [Line Items]
Revenue	90,344,588		148,053,973	63,509,466
Vendor Concentration [Member]
Concentration of Risk [Line Items]
Cost of sales	RM 84,102,118		RM 130,201,026	RM 54,825,100